CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net income / (loss) | $	$ 473		$ 231		$ (616)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment | $	61		55		56
Gain (loss) on sale/disposal of property, plant and equipment | $	0		(7)		0
Net gain on deemed disposal of affiliate | $	(128)		(24)		0
Stock-based compensation expenses | $	0		0		16
Non-controlling interest in (loss) of subsidiaries | $	(106)		(73)		(391)
Equity in profit of affiliates | $	(831)		(1,002)		(850)
Deferred tax assets | $	28		16		25
Decrease / (increase) in current assets:
Accounts receivable, net | $	585		107		(232)
Prepayments and other current assets | $	(45)		(315)		89
Inventories | $	(152)		213		(14)
Increase / (decrease) in current liabilities:
Accounts payable | $	507		119		(507)
Other payables and accrued expenses | $	463		632		(475)
Taxes payable | $	(203)		201		(73)
Net cash provided by / (used in) operating activities | $	652		153		(2,972)
Cash flows from investing activities:
Purchase of property, plant and equipment | $	(18)		(60)		(21)
Sales proceeds from property, plant and equipment | $	0		10		0
Dividend received from affiliates | $	290		249		292
Net cash provided by investing activities | $	272		199		271
Cash flows from financing activities:
(Decrease) / increase in bank borrowings | $	(623)		720		0
Purchase of treasury stock | $	0		0		(20)
Net cash (used in) / provided by financing activities | $	(623)		720		(20)
Effect of exchange rate changes on cash and cash equivalents | $	116		8		(60)
Net increase / (decrease) in cash, cash equivalents and restricted cash | $	417		1,080		(2,781)
Cash, cash equivalents and restricted cash, beginning of year | $	4,035		2,955		5,736
Cash, cash equivalents and restricted cash, end of year | $	4,452		4,035		2,955
Cash breakdown
Cash and cash equivalents | $	3,751		3,751		2,480
Cash, cash equivalents and restricted cash, end of year | $	4,035		4,035		2,955
Cash and cash equivalents, beginning of year | $	3,751		2,480
Cash and cash equivalents, end of year | $	3,380		3,751		2,480
Supplemental disclosure of cash flow information:
Interest paid | $	11		13		4
Income taxes paid | $	203		70		1
Supplemental disclosure of non-cash activities:
Net gain on deemed disposal of affiliate | $	$ 128		$ 24		$ 0
ZHEJIANG TIANLAN
Cash flows from operating activities:
Net income / (loss)		¥ 26,215		¥ 22,642		¥ 21,753
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment		12,647		14,144		8,473
Amortisation of intangible asset		152		575		193
Amortisation of land use right		149		149		149
Written off of motor vehicles		0		0		5
Gain (loss) on sale/disposal of property, plant and equipment		0		15		0
Deferred tax assets		(405)		(1,337)		(177)
Other non-current asset		0		(17,512)		0
Decrease / (increase) in current assets:
Accounts receivable, net		(15,418)		42,807		(51,299)
Prepayments and other current assets		(38,580)		8,506		57,251
Other tax receivables		215		(215)		1,045
Inventories		(2,012)		(994)		3,943
Increase / (decrease) in current liabilities:
Accounts payable		9,490		(59,042)		(57)
Other payables and accrued expenses		21,267		10,408		(72,663)
Other taxes payable		3,596		(933)		(479)
Income tax payable		1,520		2,268		934
Net cash provided by / (used in) operating activities		18,836		21,481		(30,929)
Cash flows from investing activities:
Purchase of intangible asset		0		(402)		0
Purchase of property, plant and equipment		(3,535)		(3,368)		(8,285)
Payment for long term investments		(1,991)		0		0
Proceeds from a subsidiary		0		1,000		0
Sales proceeds from property, plant and equipment		249		1,100		0
Net cash provided by investing activities		(5,277)		(1,670)		(8,285)
Cash flows from financing activities:
Proceeds from issuance of shares		7,800		3,360		0
(Decrease) / increase in bank borrowings		(48,000)		(70,000)		(174,900)
Proceeds from bank borrowings		56,000		50,000		122,000
Dividend paid to shareholders		(9,496)		(9,220)		(9,180)
(Repayment of) / proceeds from long term borrowings		(27,623)		3,959		107,732
Net cash (used in) / provided by financing activities		(21,319)		(21,901)		45,652
Cash breakdown
Cash and cash equivalents		33,545		33,545		35,635
Net (decrease) / increase in cash and cash equivalents		(7,760)		(2,090)		6,438
Cash and cash equivalents, beginning of year		33,545		35,635		29,197
Cash and cash equivalents, end of year		25,785		33,545		35,635
Supplemental disclosure of cash flow information:
Interest received		75		70		166
Interest paid		1,966		1,577		6,429
Income taxes paid		4,961		4,245		3,310
ZHEJIANG JIAHUAN
Cash flows from operating activities:
Net income / (loss)		4,051		10,462		4,936
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment		2,093		2,211		2,296
Write off of property, plant and equipment		176		0		32
Amortisation of intangible asset		591		266		83
Amortisation of land use right		163		163		163
Gain (loss) on sale/disposal of property, plant and equipment		0		147		0
Other gains		0		0		(282)
Decrease / (increase) in current assets:
Accounts receivable, net		(816)		8,795		(25,939)
Note receivables		1,588		(10,364)		5,004
Other receivables		1,152		2,030		(3,072)
Inventories		12,948		(6,542)		10,786
Increase / (decrease) in current liabilities:
Accounts payable		(4,598)		465		2,269
Note payable		(4,750)		1,155		3,595
Other payables and accrued expenses		(5,995)		3,688		(3,145)
Taxes payable		1,174		(1,426)		1,121
Other long-term liability		(176)		(119)		(133)
Net cash provided by / (used in) operating activities		7,601		10,931		(2,286)
Cash flows from investing activities:
Purchase of intangible asset		(3,994)		0		(591)
Purchase of property, plant and equipment		(370)		(613)		(258)
Sales proceeds from property, plant and equipment		0		182		0
Net cash provided by investing activities		(4,364)		(431)		(849)
Cash flows from financing activities:
(Decrease) / increase in bank borrowings		(28,200)		(39,400)		(50,400)
Proceeds from bank borrowings		27,500		28,200		63,200
(Decrease)/Increase in amount due to shareholders		0		0		(5,470)
Dividend paid to shareholders		(2,000)		0		0
Net cash (used in) / provided by financing activities		(2,700)		(11,200)		7,330
Net increase / (decrease) in cash, cash equivalents and restricted cash		537		(700)		4,195
Cash, cash equivalents and restricted cash, beginning of year		8,093		8,793		4,598
Cash, cash equivalents and restricted cash, end of year		8,630		8,093		8,793
Cash breakdown
Cash and cash equivalents		7,135		6,595		7,303
Cash, cash equivalents and restricted cash, end of year		8,630		8,093		4,598
Cash and cash equivalents, beginning of year		6,595		7,303
Cash and cash equivalents, end of year		7,135		6,595		7,303
Supplemental disclosure of cash flow information:
Interest received		14		54		44
Interest paid		(1,311)		(2,752)		(3,861)
Income taxes paid		(114)		(2,813)		0
Income tax refund		¥ 0		¥ 0		¥ 260